Leases (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Mar. 10, 2026
Leases
Borrowings, interest rate	9.50%			9.00%
Payments of lease liabilities, classified as financing activities	$ 66,655	$ 18,910	$ 1,569